Investment Portfolio - Government and Corporate Securities - Summary of Investments In Argentine And Other Governments And Corporate Securities (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2023
Pesos [member] | 11-23-2027 [member] | Argentine treasury bonds [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Argentina treasury rate	0.70%
Pesos [member] | Level 1 of fair value hierarchy [member] | 10-14-2024 [member] | Treasury bill [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	4.00%
Pesos [member] | Level 1 of fair value hierarchy [member] | 12-13-2024 [member] | Treasury bill [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	4.25%
Pesos [member] | Level 1 of fair value hierarchy [member] | 02-14-2025 [member] | Treasury bill [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	4.25%
Pesos [member] | Level 1 of fair value hierarchy [member] | 07-26-2024 [member] | Treasury bill [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	1.55%
Pesos [member] | Level 1 of fair value hierarchy [member] | 07-26-2024 [member] | Argentine treasury bonds [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Argentina treasury rate	1.55%
Pesos [member] | Level 1 of fair value hierarchy [member] | 04-14-2025 [member] | Treasury bill [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	3.75%
Pesos [member] | Level 1 of fair value hierarchy [member] | 03-25-2024 [member] | Treasury bill [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	1.50%
Pesos [member] | Level 1 of fair value hierarchy [member] | 11-9-2026 [member] | Treasury bill [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	2.00%
Pesos [member] | Level 1 of fair value hierarchy [member] | 11-9-2026 [member] | Argentine bonds [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Argentina treasury rate	2.00%
Pesos [member] | Level 1 of fair value hierarchy [member] | 03-25-2023 [member] | Treasury bill [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	1.40%
Pesos [member] | Level 1 of fair value hierarchy [member] | 03-25-2023 [member] | Treasury bonds [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	1.40%
Pesos [member] | Level 1 of fair value hierarchy [member] | 02-14-2025 [member] | Treasury bonds [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	4.25%
Pesos [member] | Level 1 of fair value hierarchy [member] | 03-25-2024 [member] | Treasury bonds [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	1.50%
Pesos [member] | Level 2 of fair value hierarchy [member] | 10-17-2023 [member] | Argentina treasury bond [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Argentina treasury rate	16.00%
Pesos [member] | Level 2 of fair value hierarchy [member] | 08-13-2023 [member] | Treasury bill [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Treasury rate	1.45%
Pesos [member] | Level 3 of fair value hierarchy [member] | 10-17-2024 [member] | Corporate bond badlar [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate basis	300
Pesos [member] | Level 3 of fair value hierarchy [member] | 02-14-2024 [member] | Corporate bond new [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate basis	440
Pesos [member] | Level 3 of fair value hierarchy [member] | 05-19-2024 [member] | Corporate bond new [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Borrowings, interest rate basis	55
Foreign currency [member] | Level 1 of fair value hierarchy [member] | 04-30-2024 [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Dollar linked rate	40.00%
Foreign currency [member] | Level 1 of fair value hierarchy [member] | 04-30-2024 [member] | Dollar linked [member]
Disclosure Of Detailed Information About Investment Portfolio Of Government And Corporate Securities [Line Items]
Dollar linked rate	0.40%